Transactions in Treasury Shares	6 Months Ended
Jun. 30, 2022
Transactions in Treasury Shares
Transactions in Treasury Shares

Note 10 – Transactions in Treasury Shares

Since 2020, Calliditas has had ordinary shares, in the form of American Depository Shares (“ADSs”), listed in the United States on The Nasdaq Global Select Market. Calliditas has now implemented and launched an At-The-Market program (“ATM Program”). The purpose of the ATM Program is to efficiently and cost-effective raise capital, if necessary, in the U.S. market and to ensure delivery of shares to be sold under the company’s ATM Program.

Calliditas has mandates to transfer treasury shares as per below:

Transfer up to 5,908,019 ordinary shares (following the reclassification from C-shares), to be effected outside Nasdaq Stockholm against payment in cash. Such transfers may be effected at a price in cash which corresponds to the market price at the time of the transfer of the Calliditas shares transferred with such deviation as the Board of Directors finds appropriate.

During the six months ended June 30, 2022, 5,908,018 series C shares were issued, which was repurchased by Calliditas and, after the end of the period, converted to ordinary shares. These transactions are in accordance with the granting mandate. The total number of issued shares as of June 30, 2022, is presented in Note 9.